Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related parties
30.	Related parties

Under IAS 24 Related Party Disclosures (“IAS 24”), the Group has various related parties stemming from relationships with subsidiaries, joint ventures, key management personnel, the founders of the previous Fusion Fuel Portugal entity and other related parties.

Subsidiaries

A list of the Groups subsidiaries is disclosed in note 32. All transactions with subsidiaries eliminate on consolidation and are not presented, in accordance with revised IAS 24.

Joint ventures

Until December 19, 2024, P2X Spain Sociedad Ltd. (formerly Fusion Fuel Spain, S.L.) was a joint venture of the Group and therefore considered a related party. During the year, the Group completed the disposal of its 50% interest in P2X Spain to EREE Desarrollos Empresariales S.L., resulting in the loss of significant influence.

As part of the transaction, all outstanding balances and obligations between the Group and P2X Spain were settled or written off, including subordinated loan receivables totaling €0.9M. These amounts were derecognized and recorded as an expense in the current year. Following the transaction, P2X Spain is no longer classified as a related party.

Key management personnel

(a)	Compensation

The key management personnel at December 31, 2024 are the members of the Group’s Executive Committee. There were three members of the Executive Committee at December 31, 2024 and an average of seven members for the full year. The remuneration expense for the key management personnel includes salaries and share-based payments. Remuneration for the Company’s CEO, John-Paul Backwell is excluded from this amount, as it is paid and accrued through a subsidiary and not directly by the reporting entity.

	2024	2023	2022
	€’000	€’000	€’000
Basic salary*	1,081	1,453	1,471
Short-term employee benefits*	109	303	498
Other long-term benefits	-	55	80
Share-based compensation	1,605	1,947	2,957
	2,795	3,758	5,006

*	This amount includes salaries accrued and not paid at the year end
(b)	Transactions

Related Party Loans

In January 2024, KFH, which is jointly owned by Frederico Figueira de Chaves, the Company’s Interim Chief Financial Officer, Chief Strategy Officer and Head of Hydrogen Solutions, and director, and Mr. Figueira de Chaves’s brother, made a short-term bridge loan to Fusion Fuel Portugal of €300,000 on a non-interest-bearing basis for use as working capital. €250,000 of the loan was made on January 29, 2024, and €50,000 of the loan was made on January 31, 2024. In connection with Fusion Fuel Portugal’s November 11, 2024 entry into insolvency proceedings, any remaining obligations relating to this transaction will be subject to such insolvency proceedings.

In August 2024, Fig Tree - Administração de Imóveis, Lda, which is jointly owned by Frederico Figueira de Chaves, the Company’s Interim Chief Financial Officer, Chief Strategy Officer and Head of Hydrogen Solutions, and a director, and Mr. Figueira de Chaves’s brother, made a short-term bridge loan to Fusion Fuel Portugal of €100,000 on a non-interest-bearing basis for use as working capital. In connection with Fusion Fuel Portugal’s November 11, 2024 entry into insolvency proceedings, any remaining obligations relating to this transaction will be subject to such insolvency proceedings.

On October 30, 2023, KFH made a short-term bridge loan to Fusion Fuel Portugal of €245,000 on a non-interest-bearing basis for use as working capital. This amount was repaid on November 14, 2023.

On September 28, 2023, KFH made a short-term bridge loan to Fusion Fuel Portugal of €260,000 on a non-interest-bearing basis for use as working capital. This amount was repaid on October 6, 2023.

During 2023, Fusion Fuel Portugal paid €16,683 in tax liabilities due in Portugal on behalf of João Wahnon, the Company’s former Chief of Business Development Officer. The tax liabilities were paid subject to reimbursement by Mr. Wahnon. The payments had not been reimbursed by Mr. Wahnon as of December 31, 2024. In connection with Fusion Fuel Portugal’s November 11, 2024 entry into insolvency proceedings, any remaining obligations to Fusion Fuel Portugal relating to such tax liabilities will be subject to such insolvency proceedings.

There were no other transactions with key management personnel during the year.

Founders – Negordy Investments, S.A. and MagP Inovação, S.A.

Negordy Investments, S.A. (“Negordy”) is owned by four shareholders, three of whom were or remain to be considered related parties to the group during the year. Magno Efeito, S.A., Numberbubble, S.A., and Key Family Holdings Investimentos e Consultoria de Gestão, Lda. (“KFH”) together hold 90% of the ordinary shares of Negordy. Magno Efeito, S.A. is controlled by a previous member of the executive committee, Mr. Jaime Silva and Ms. Márcia Vicente, Mr. Silva’s spouse. Numberbubble, S.A. is controlled by a previous member of the executive committee, Mr. João Teixeira Wahnon. KFH is jointly owned and controlled by Mr. Frederico Figueira de Chaves, the Chief Strategy Officer and current Interim Chief Financial Officer of the Group and his brother. All three individuals held executive management or board positions within the Group during the reporting period, with Mr. Frederico Figueira de Chaves continuing to serve as a Director of Parent. Mr. Silva and Mr. Wahnon served as executives of Parent for the majority of the reporting period. The remaining shareholder of Negordy, FalcFive, LDA, is not considered a related party of the Group. The shareholder agreement required unanimous board approval for any decisions, granting all shareholders effective veto power. Magno Efeito, S.A., Numberbubble, S.A., and FalcFive, LDA were the original founders of Negordy. KFH acquired its ordinary shares in 2018.

Negordy previously held Class B Ordinary shares that converted into Class A ordinary shares in December 2022. As of December 31, 2024, Negordy held 770,465 warrants to purchase Class A ordinary shares at an exercise price of $11.50.

On January 1, 2021, the Group entered into a sub-lease agreement with Negordy for 4,156 square meters of office, logistical, and industrial space, including parking plots. The lease had an initial five-year term with automatic five-year renewals, unless either party provided notice to terminate. Termination could be initiated by either party with 12 months' prior notice. The monthly rent under the sub-lease was fixed at €0.02 million.

The shareholders and founders of Negordy also founded MagP Inovação, S.A. (“MagP”), a company that produced, assembled, operated, and maintained modules, tracking structures, and accessories for CPV solar trackers (“Trackers”). MagP succeeded the business of MagPower, which was also founded by some of the same individuals. Negordy held a 71% ownership interest in MagP, with the remaining 29% held by unrelated parties.

The Group entered into multiple agreements with MagP for the supply and assembly of Trackers used in its hydrogen projects, including two major projects in Évora. On January 1, 2021, the Group also signed a framework agreement with MagP to provide up to 1,100 Trackers across 2021 and 2022. These components were used in the Group’s own hydrogen generation systems or sold to third parties. The purpose of these arrangements was to ensure continuity of supply while the Group’s in-house production facility in Benavente was under development.

In 2024, the value of transactions with MagP amounted to €0.0 (2023: €3.8 million).

MagP does not hold any interest in Class A ordinary shares and does not hold any warrants to purchase Class A ordinary shares.

Other

Directors and officers of the company have control of more than 10% of the voting shares of the company on May 2, 2024, however no individual controls more than 10% of the company. We are not aware of any person or shareholder who directly or indirectly, jointly or severally, exercises or could exercise control over the Group.

Directors and Officers hold a total of 883,440 issued Class A ordinary shares in the company and 1,117,017 warrants to purchase Class A ordinary shares at an exercise price of $11.50 at year end.